Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Trade and other non-current receivables [abstract]
Trade receivables	€ 34	€ 52
Trade receivables held at fair value through other comprehensive income	606	278
Net investment in leases	134	104
Contract assets	495	528
Contract-related costs	630	580
Other receivables	37	76
Prepayments	231	247
Derivative financial instruments	4,216	2,912
Total trade and other non-current receivables	6,383	4,777
Trade and other current receivables [abstract]
Trade receivables	3,300	3,625
Trade receivables held at fair value through other comprehensive income	802	466
Net investment in leases	66	36
Contract assets	3,056	3,038
Contract-related costs	1,403	1,364
Amounts owed by associates and joint ventures	241	184
Other receivables	869	889
Prepayments	872	1,082
Derivative financial instruments	410	239
Total trade and other current receivables	11,019	10,923
Costs incurred to obtain customer contracts	1,967	1,883
Costs incurred to fulfil customer contracts	66	61
Amortisation and impairment expense	€ 1,517	€ 1,497